UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

645 Madison Avenue
12th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
645 Madison Avenue
12th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Clair Pagnano, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1732
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1.       Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

Shares	Description	Value

COMMON STOCKS — 67.1%
Belgium — 0.2%
217,846	Sofina SA	$20,025,291

France — 9.3%
164,838	Bolloré	35,012,394
268,539	Ciments Français SA	26,016,527
39,195	Financière de l’Odet SA	16,105,705
2,862,748	GDF Suez SA	102,714,404
894	Groupe Crit	24,443
274,515	Guyenne et Gascogne SA	29,662,227
431,734	Publicis Groupe SA	22,500,118
70,471	Robertet SA	10,170,402
40,590	Séché Environnement SA	3,197,473
1,940,174	Sodexo SA	133,703,185
5,120	Sucrière de Pithiviers-Le-Vieil SA	5,630,847
1,430,420	Teleperformance	48,264,621
2,864,810	Total SA, ADR	153,210,039
4,146,604	Vivendi SA	111,930,353

		698,142,738

Germany — 0.3%
1,510,145	Wirecard AG	20,684,568

Hong Kong — 0.1%
14,239,070	Clear Media Ltd. (a)	9,525,932

India — 0.1%
394,833	Patni Computer Systems Ltd.	4,207,490

Japan — 14.4%
2,069,000	Amada Co., Ltd.	16,844,550
5,115,800	Astellas Pharma Inc.	195,016,640
393,500	Canon Inc.	20,404,422
1,472,200	Cosel Co., Ltd.	21,813,728
278,900	FANUC Ltd.	42,836,347
402,100	Icom Inc.	11,019,491
303,000	Kanamoto Co., Ltd.	1,630,878
14,630	KDDI Corp.	84,511,270
1,980,670	Kose Corp.	51,230,533
292,600	Kyocera Corp.	29,876,266
20,950	Medikit Co., Ltd.	6,608,320
898,900	Meitec Corp. (a)	19,231,301
383,020	Milbon Co., Ltd.	10,072,025
2,800,365	Miura Co., Ltd. (b)	74,777,575
779,600	Nifco Inc.	21,134,371
2,039,900	Nippon Thompson Co., Ltd.	16,431,760
182,800	Nitto Kohki Co., Ltd.	4,750,684
58,055	NTT DoCoMo, Inc.	101,394,248
3,682	Okinawa Cellular Telephone Co.	8,163,074
4,400	Pasona Group Inc.	3,289,568
3,885,700	Secom Co., Ltd.	184,019,171
11,900	Secom Joshinetsu Co., Ltd.	334,472
4,370,900	Shoei Co., Ltd. (b)	39,892,067
737,988	Shofu Inc.	6,735,424
201,300	SMC Corp.	34,488,028
849	Techno Medica Co., Ltd.	3,084,801
1,944,700	Temp Holdings Co., Ltd.	18,036,200
3,994,580	Toshiba Machine Co., Ltd.	20,221,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

Shares	Description	Value

Japan — 14.4% (continued)
1,993,500	Yamato Holdings Co., Ltd.	$28,383,865

		1,076,232,441

Malaysia — 2.2%
152,663,500	Genting Malaysia Berhad	167,838,257

Norway — 0.3%
2,069,310	Orkla ASA	20,107,776

South Africa — 0.5%
3,278,860	Net 1 UEPS Technologies Inc. (a)(b)	40,198,824

South Korea — 5.2%
73,530	Fursys Inc. (c)	1,943,695
2,304,850	Kangwon Land, Inc.	56,763,202
1,078,322	KT&G Corp.	61,474,521
44,692	Lotte Chilsung Beverage Co., Ltd.	37,804,494
37,969	Lotte Confectionery Co., Ltd.	50,451,363
206,740	Nong Shim Co., Ltd.	37,070,746
283,968	SK Holdings Co., Ltd.	34,904,869
5,421,900	SK Telecom Co., Ltd., ADR	101,009,997
38,450	SK Telecom Co., Ltd.	5,878,117

		387,301,004

Switzerland — 3.0%
56,352	Affichage Holding SA (a)	8,437,733
30,503	Banque Cantonale Vaudoise	16,018,153
3,176,850	Nestlé SA	186,024,104
161,296	Schindler Holding AG	19,079,505

		229,559,495

Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	4,937,009

Thailand — 0.2%
62,043,790	Thai Beverage Public Co., Ltd.	13,778,377

United Kingdom — 1.4%
549,970	Diageo Plc, ADR	40,879,270
6,479,877	LSL Property Services Plc (b)	26,747,087
1,261,890	Vodafone Group Plc, ADR	33,351,753
1,277,970	Vodafone Group Plc	3,303,535

		104,281,645

United States — 29.8%
2,451,230	Amdocs Ltd. (a)	67,335,288
3,452,820	Aon Corp.	158,864,248
1,638,530	Automatic Data Processing Inc.	75,831,168
206	Berkshire Hathaway Inc., Class ‘A’ (a)	24,812,700
1,548,360	CA Inc.	37,841,918
449,867	Cintas Corp.	12,578,281
1,237,090	Contango Oil & Gas Co. (b)	71,664,624
120,629	Contango ORE Inc. (a)(b)	1,266,605
1,193,190	Costco Wholesale Corp.	86,160,250
9,087,320	Dell Inc. (a)	123,133,186
658,050	Devon Energy Corp.	51,663,505
677,550	eBay Inc. (a)	18,856,216
3,305,876	Hewlett-Packard Co.	139,177,380
1,493,006	Ingram Micro Inc., Class ‘A’ (a)	28,501,485
143,699	International Speedway Corp., Class ‘A’	3,760,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

Shares		Description	Value

United States — 29.8% (continued)
2,266,120		Iron Mountain Inc.	$56,675,661
510,300		Kelly Services Inc., Class ‘A’ (a)	9,593,640
5,738,380		Liberty Media Corp., Interactive Group, Series ‘A’ (a)	90,494,253
6,666,138		Marsh & McLennan Cos., Inc.	182,252,213
733,687		MasterCard Inc., Class ‘A’	164,426,594
7,145,110		Microsoft Corp.	199,491,471
2,107,270		Sara Lee Corp.	36,898,298
3,380,052		Sealed Air Corp.	86,022,323
5,183,700		Symantec Corp. (a)	86,775,138
750,000		Telephone & Data Systems Inc.	27,412,500
865,796		Ultra Petroleum Corp. (a)	41,359,075
3,268,838		ValueClick Inc. (a)	52,399,473
2,888,390		Wal-Mart Stores, Inc.	155,770,873
271,811		The Washington Post Co., Class ‘B’	119,460,934
1,313,760		Yahoo! Inc. (a)	21,847,829

			2,232,327,732

		TOTAL COMMON STOCKS
		(Cost — $4,355,157,639)	5,029,148,579

Principal
Amount

CORPORATE NOTES & BONDS — 7.7%
France — 2.3%
7,100,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	9,426,107
		Wendel:
56,150,000	EUR	4.875% due 5/26/2016 (d)	70,628,789
77,450,000	EUR	4.375% due 8/9/2017	91,723,710

			171,778,606

Netherlands — 0.4%
8,552,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	12,073,035
12,329,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	17,216,628

			29,289,663

Norway — 0.2%
10,800,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015	11,259,000

United States — 4.8%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/15/2017	6,062,619
		Clear Channel Worldwide Holdings, Inc.:
6,207,000	USD	Series ‘A’, 9.25% due 12/15/2017	6,781,148
10,997,000	USD	Series ‘B’, 9.25% due 12/15/2017	12,096,700
		Cricket Communications Inc.:
49,035,000	USD	10% due 7/15/2015	52,773,919
2,000	USD	7.75% due 5/15/2016	2,085
18,800,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	21,056,000
3,408,000	USD	Encore Acquisition Co., 9.5% due 5/1/2016	3,799,920
6,024,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,445,680
15,379,000	USD	Global Crossing Ltd., 12% due 9/15/2015	17,416,717
15,278,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	24,891,814
		Leucadia National Corp.:
676,000	USD	8.125% due 9/15/2015	740,220
6,764,000	USD	7.125% due 3/15/2017	7,000,740
5,889,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	6,139,283
36,392,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (e)	39,212,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

Principal
Amount		Description	Value

United States — 4.8% (continued)
14,606,000	USD	Penn Virginia Corp., 10.375% due 6/15/2016	$16,358,720
		QVC Inc.:
4,678,000	USD	7.125% due 4/15/2017 (d)	4,923,595
30,649,000	USD	7.5% due 10/1/2019 (d)	32,411,317
61,015,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (d)	66,353,812
6,550,000	USD	Vulcan Materials Co., 7% due 6/15/2018	6,875,129
29,560,000	USD	Willis North America, Inc., 6.2% due 3/28/2017	30,413,515

			361,755,313

		Total CORPORATE NOTES & BONDS
		(Cost — $509,954,456)	574,082,582

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
6,273,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust,
		CD 2007 CD4 A4, 5.322% due 12/11/2049
		(Cost — $4,343,171)	6,511,879

FOREIGN GOVERNMENT BONDS — 4.3%
Hong Kong — 1.0%
558,850,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	74,770,633

Singapore — 3.1%
287,760,000	SGD	Government of Singapore, 2.25% due 7/1/2013	234,491,831

Taiwan — 0.2%
353,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	12,660,492

		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $305,098,593)	321,922,956

Ounces

COMMODITIES — 4.5%
236,679		Gold Bullion (a)
		(Cost — $237,672,555)	335,776,754

Principal
Amount

SHORT-TERM INVESTMENTS — 15.4%
Commercial Paper — 13.6%
		Abbott Laboratories:
21,100,000	USD	0.3% due 1/18/2011 (d)	21,098,406
7,865,000	USD	0.16% due 1/25/2011 (d)	7,864,161
75,100,000	USD	AT&T Inc., 0.18% due 1/3/2011 (d)	75,099,249
		BASF SE:
20,200,000	USD	0.2% due 1/21/2011 (d)	20,197,756
15,000,000	USD	0.2% due 1/24/2011 (d)	14,998,083
67,700,000	USD	Électricité de France SA, 0.22% due 1/27/2011 (d)	67,689,243
		GDF Suez SA:
23,400,000	USD	0.3% due 1/4/2011 (d)	23,399,415
44,800,000	USD	0.28% due 1/13/2011 (d)	44,795,819
14,769,000	USD	0.31% due 1/18/2011 (d)	14,766,838
5,000,000	USD	Henkel Corp., 0.3% due 1/24/2011 (d)	4,999,042
		Hewlett-Packard Co.:
60,690,000	USD	0.15% due 1/5/2011 (d)	60,688,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

Principal
Amount		Description	Value

Commercial Paper — 13.6% (continued)
48,500,000	USD	0.16% due 1/6/2011 (d)	$48,498,922
25,000,000	USD	0.15% due 1/7/2011 (d)	24,999,375
12,500,000	USD	0.18% due 1/7/2011 (d)	12,499,625
13,448,000	USD	Kraft Foods, Inc., 0.35% due 2/4/2011 (d)	13,443,555
		Nestlé Capital Corp.:
17,000,000	USD	0.02% due 1/5/2011 (d)	16,999,962
24,500,000	USD	0.08% due 1/5/2011 (d)	24,499,782
78,900,000	USD	0.12% due 1/5/2011 (d)	78,898,948
15,000,000	USD	0.05% due 1/14/2011 (d)	14,999,729
		NetJets Inc.:
30,300,000	USD	0.15% due 1/7/2011 (d)	30,299,243
55,000,000	USD	0.18% due 1/11/2011 (d)	54,997,250
		Novartis Finance Corp.:
33,000,000	USD	0.15% due 1/5/2011 (d)	32,999,450
23,600,000	USD	0.15% due 1/6/2011 (d)	23,599,508
25,000,000	USD	0.16% due 1/10/2011 (d)	24,999,000
		Procter & Gamble International Funding SCA:
97,500,000	USD	0.17% due 1/18/2011 (d)	97,492,173
70,000,000	USD	0.16% due 1/27/2011 (d)	69,991,911
25,000,000	USD	Reed Elsevier Plc, 0.33% due 1/13/2011 (d)	24,997,250
65,661,000	USD	Wisconsin Energy Corp., 0.3% due 1/5/2011 (d)	65,658,811

			1,015,471,495

Treasury Bills — 1.8%
Canada — 1.0%
71,353,000	CAD	Government of Canada, due 2/3/2011	71,702,425
Japan — 0.6%
3,930,000,000	JPY	Government of Japan, due 2/3/2011	48,382,927
United States — 0.2%
		Government of the United States:
8,873,000	USD	due 1/13/2011	8,872,947
8,426,000	USD	due 6/2/2011 (f)	8,420,557

			17,293,504

			137,378,856

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,150,067,814)	1,152,850,351

		TOTAL INVESTMENTS — 99.1% (Cost — $6,562,294,228)	7,420,293,101
		Other Assets In Excess of Liabilities — 0.9%	69,984,620

		TOTAL NET ASSETS — 100.0%	$7,490,277,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

The IVA Worldwide Fund had the following forward foreign currency contracts open at December 31, 2010:

							Net Unrealized
		Settlement			USD	USD Value at	Appreciation /
Foreign Currency	Counterparty	Date	Local Currency Amount		Equivalent	December 31, 2010	(Depreciation)

Contracts to Sell:
British pound	State Street Bank & Trust Co.	3/11/2011	GBP	24,377,000	$38,405,100	$37,987,021	$418,079

Euro	State Street Bank & Trust Co.	3/11/2011	EUR	357,577,000	472,941,155	477,726,186	(4,785,031)

Japanese yen	State Street Bank & Trust Co.	3/11/2011	JPY	38,071,805,000	452,715,673	469,238,681	(16,523,008)

South Korean won	State Street Bank & Trust Co.	1/7/2011	KRW	136,064,163,000	117,318,396	119,871,778	(2,553,382)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(23,443,342)

The IVA Worldwide Fund had the following futures contracts open at December 31, 2010:

			USD Market Value of	Net Unrealized
	Number of	Expiration	Instruments Underlying	Appreciation/
	Contracts	Date	the Contracts	(Depreciation)

Contracts to Sell:
Japanese Government 10-Year Bond	411	3/10/2011	$711,795,911	$(4,984,880)
U.S. Treasury 10-Year Note	3,550	3/22/2011	$427,553,125	12,719,597

Net Unrealized Appreciation on Futures Contracts				$7,734,717

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CAD - Canadian dollar
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
KRW - South Korean won
SGD - Singapore dollar
TWD - Taiwan dollar
USD - United States dollar

(a)	Non-income producing investment.
(b)

Security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See schedule of Affiliates below for additional Information.

Schedule of Affiliates

					Affiliated
	Shares			Shares	Security
	Held at			Held at	Value at
	September 30,	Shares	Shares	December 31,	December 31,	Realized	Dividend
Security	2010	Purchased	Sold	2010	2010	Loss	Income*

Contango Oil & Gas Co.	1,206,290	32,830	2,030	1,237,090	$71,664,624	$(2,336)	$554,893
Contango ORE Inc.	—	120,629	—	120,629	1,266,605	—	—
Miura Co., Ltd.	2,035,875	764,490	—	2,800,365	74,777,575	—	—
Net 1 UEPS Technologies Inc.	2,433,660	845,200	—	3,278,860	40,198,824	—	—
LSL Property Services PLC	—	6,479,877	—	6,479,877	26,747,087	—	—
Shoei Co., Ltd.	3,945,100	438,100	12,300	4,370,900	39,892,067	(22,405)	245,536
ValueClick, Inc.**	5,784,239	—	2,515,401	3,268,838	—	—

Total					$254,546,782	$(24,741)	$800,429

*Dividend amount net of withholding taxes.
**Unaffiliated at December 31, 2010.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund
December 31, 2010

(c)	Security is deemed illiquid. As of December 31, 2010, the value of this security amounted to 0.03% of net assets.
(d)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)

All or a portion of this security is held at the futures broker as collateral for futures contracts sold. As of December 31, 2010, portfolio securities valued at $6,712,661 were segregated to cover collateral requirements.

Sector/Industry Breakdown (As a Percent of Total Investments):

Technology	15.6%
Consumer Discretionary	12.2%
Consumer Staples	10.8%
Industrials	9.8%
Telecommunication Services	6.5%
Financials	5.6%
Energy	5.1%
Gold	4.5%
Foreign Government Bonds	4.3%
Holding Company	3.2%
Health Care	2.9%
Materials	1.9%
Utilities	1.4%
Real Estate	0.7%
Short-Term Investments	15.5%

Total Investments	100.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

Shares	Description	Value

COMMON STOCKS — 64.9%
Argentina — 0.3%
871	Nortel Inversora SA, Series ‘B’, ADR (a)	$26,043
198,730	Telecom Argentina SA, ADR	4,946,390

		4,972,433

Australia — 1.0%
2,345,714	Programmed Maintenance Services Ltd.	4,150,610
6,611,301	Spotless Group Ltd.	14,200,285

		18,350,895

Belgium — 0.4%
66,697	Sofina SA	6,131,060

France — 13.9%
92,705	Alten	3,045,631
60,428	Bolloré	12,835,202
77,170	Ciments Français SA	7,476,364
20,152	Financière de l’Odet SA	8,280,703
944,163	GDF Suez SA	33,876,241
314	Groupe Crit	8,585
109,059	Guyenne et Gascogne SA	11,784,175
160,911	Publicis Groupe SA	8,385,989
48,868	Robertet SA	7,052,649
16,030	Séché Environnement SA	1,262,761
182,918	Securidev SA (b)	6,157,275
558,967	Sodexo SA	38,520,086
3,430	Sucrière de Pithiviers-Le-Vieil SA	3,772,228
411,370	Teleperformance	13,880,271
996,590	Total SA, ADR	53,297,633
1,375,292	Vivendi SA	37,123,612

		246,759,405

Germany — 0.4%
494,734	Wirecard AG	6,776,408

Hong Kong — 0.8%
22,192,030	Clear Media Ltd. (a)	14,846,459

India — 0.1%
175,277	Patni Computer Systems Ltd.	1,867,818

Italy — 0.2%
647,927	Gewiss S.p.A.	3,437,324

Japan — 27.0%
638,000	Amada Co., Ltd.	5,194,211
60,300	Arcs Co. Ltd.	938,033
674,900	Ariake Japan Co., Ltd.	11,429,825
1,323,200	Astellas Pharma Inc.	50,440,990
93,700	The Bank of Okinawa Ltd.	3,635,362
154,100	Canon Inc.	7,990,652
939,100	Cosel Co., Ltd.	13,914,735
92,600	FANUC Ltd.	14,222,466
1,122,600	Hi Lex Corp.	18,182,276
314,982	Hitachi Tool Engineering Ltd.	3,584,719
776,900	Icom Inc. (b)	21,290,830
301,900	Japan Petroleum Exploration Co., Ltd.	11,489,974
887,000	Kanamoto Co., Ltd.	4,774,221
5,133	KDDI Corp.	29,651,152
710,240	Kose Corp.	18,370,538
59,300	Kyocera Corp.	6,054,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

Shares	Description	Value

Japan — 27.0% (continued)
9,540	Medikit Co., Ltd.	$3,009,230
174,500	Meitec Corp. (a)	3,733,299
575,290	Milbon Co., Ltd.	15,128,023
983,976	Miura Co., Ltd.	26,274,910
315,200	Nifco Inc.	8,544,836
682,300	Nippon Thompson Co., Ltd.	5,496,049
259,600	Nitto Kohki Co., Ltd.	6,746,594
15,991	NTT DoCoMo, Inc.	27,928,609
4,771	Okinawa Cellular Telephone Co.	10,577,411
1,627	Pasona Group Inc.	1,216,392
277,700	San-A Co. Ltd.	10,893,885
1,070,600	Secom Co., Ltd.	50,701,527
10,600	Secom Joshinetsu Co., Ltd.	297,933
303,200	Shingakukai Co., Ltd.	1,172,617
1,467,000	Shoei Co., Ltd.	13,388,927
552,950	Shofu Inc.	5,046,631
4,500	SK Kaken Co., Ltd.	171,819
56,700	SMC Corp.	9,714,214
5,039	So-net Entertainment Corp.	15,143,688
559	Techno Medica Co., Ltd.	2,031,100
2,247,400	Temp Holdings Co., Ltd.	20,843,604
1,628,590	Toshiba Machine Co., Ltd.	8,244,248
762,600	Yamato Holdings Co., Ltd.	10,858,056

		478,328,482

Malaysia — 2.5%
1,494,400	Aeon Co. (M) Berhad	2,951,482
36,680,600	Genting Malaysia Berhad	40,326,653

		43,278,135

Netherlands — 0.2%
31,068	Hal Trust NV	3,902,520

Norway — 0.5%
898,216	Orkla ASA	8,728,091

Singapore — 1.1%
2,395,231	Haw Par Corp. Ltd.	11,440,968
7,275,000	Super Group Ltd.	7,992,948

		19,433,916

South Africa — 0.7%
1,064,880	Net 1 UEPS Technologies Inc. (a)	13,055,429

South Korea — 8.2%
67,140	Fursys Inc. (c)	1,774,782
733,620	Kangwon Land, Inc.	18,067,388
375,307	KT&G Corp.	21,396,037
14,330	Lotte Chilsung Beverage Co., Ltd.	12,121,597
14,234	Lotte Confectionery Co., Ltd.	18,913,448
35,118	Lotte Samkang Co. Ltd.	8,447,629
67,940	Nong Shim Co., Ltd.	12,182,386
98,362	SK Holdings Co., Ltd.	12,090,492
1,978,920	SK Telecom Co., Ltd., ADR	36,867,279
16,290	SK Telecom Co., Ltd.	2,490,365

		144,351,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

Shares	Description	Value

Switzerland — 3.8%
21,840	Affichage Holding SA (a)	$3,270,160
15,926	Banque Cantonale Vaudoise	8,363,279
850,100	Nestlé SA	49,778,583
46,254	Schindler Holding AG	5,471,329

		66,883,351

Taiwan — 0.5%
4,522,000	Taiwan Secom Co., Ltd.	8,576,702

Thailand — 0.4%

29,068,930	Thai Beverage Public Co., Ltd.	6,455,484

United Kingdom — 2.9%
196,290	Diageo Plc, ADR	14,590,236
1,151,400	Jardine Lloyd Thompson Group Plc	11,291,473
2,830,340	LSL Property Services Plc	11,682,837
3,017,040	Vodafone Group Plc	7,799,008
234,760	Vodafone Group Plc, ADR	6,204,706

		51,568,260

	TOTAL COMMON STOCKS
	(Cost — $979,831,436)	1,147,703,575

Principal
Amount

CORPORATE NOTES & BONDS — 4.3%
France — 2.6%
1,650,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	2,190,574
		Wendel:
15,500,000	EUR	4.875% due 5/26/2016 (d)	19,496,816
20,550,000	EUR	4.375% due 8/9/2017	24,337,279

			46,024,669

Netherlands — 0.5%
1,765,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	2,491,687
5,183,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	7,237,714

			9,729,401

Norway — 0.3%
5,000,000	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015	5,212,500

United States — 0.9%
3,840,000	USD	Global Crossing Ltd., 12% due 9/15/2015	4,348,800
6,960,000	GBP	Global Crossing UK Finance Plc, 11.75% due 12/15/2014	11,339,642

			15,688,442

		Total CORPORATE NOTES & BONDS
		(Cost — $67,778,901)	76,655,012

FOREIGN GOVERNMENT BONDS — 5.2%
Hong Kong — 1.0%
126,950,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	16,985,115

Singapore — 3.9%
37,712,000	SGD	Government of Singapore:
		3.125% due 2/1/2011	29,449,418
48,481,000	SGD	2.25% due 7/1/2013	39,506,528

			68,955,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

Principal
Amount		Description	Value

Taiwan — 0.3%
171,000,000	TWD	Government of Taiwan, 2.00% due 7/20/2015	$6,132,986

		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost — $86,809,583)	92,074,047

Ounces

COMMODITIES — 5.0%
62,688		Gold Bullion (a) (Cost - $66,686,359)	88,935,595

Principal
Amount

SHORT-TERM INVESTMENTS — 20.4%
Commercial Paper — 17.9%
2,600,000	USD	7-Eleven Inc., 0.2% due 1/11/2011 (d)	2,599,856
12,000,000	USD	AT&T Inc., 0.18% due 1/3/2011 (d)	11,999,880
		BASF SE:
23,700,000	USD	0.18% due 1/13/2011 (d)	23,698,578
51,000,000	USD	0.2% due 1/21/2011 (d)	50,994,333
58,000,000	USD	Électricité de France SA, 0.22% due 1/27/2011 (d)	57,990,784
		GDF Suez SA:
12,100,000	USD	0.3% due 1/4/2011 (d)	12,099,698
25,000,000	USD	0.28% due 1/5/2011 (d)	24,999,222
17,200,000	USD	0.3% due 1/11/2011 (d)	17,198,567
12,900,000	USD	0.3% due 1/18/2011 (d)	12,898,173
12,500,000	USD	Hewlett-Packard Co., 0.18% due 1/7/2011 (d)	12,499,625
		Nestlé Capital Corp.:
8,600,000	USD	0.12% due 1/5/2011 (d)	8,599,885
20,000,000	USD	0.01% due 1/6/2011 (d)	19,999,972
2,000,000	USD	NetJets Inc., 0.15% due 1/7/2011 (d)	1,999,950
30,000,000	USD	Novartis Finance Corp., 0.15% due 1/6/2011 (d)	29,999,375
13,000,000	USD	Procter & Gamble International Funding SCA, 0.16% due 1/27/2011 (d)	12,998,498
16,489,000	USD	Wisconsin Energy Corp., 0.3% due 1/5/2011 (d)	16,488,450

			317,064,846

Treasury Bills — 2.5%

Canada — 1.8%
32,178,000	CAD	Government of Canada, due 2/3/2011	32,336,064
Japan — 0.7%
940,000,000	JPY	Government of Japan, due 5/13/2011	11,572,507

			43,908,571

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $359,725,683)	360,973,417

		TOTAL INVESTMENTS — 99.8% (Cost — $1,560,831,962)	1,766,341,646
		Other Assets In Excess of Liabilities — 0.2%	2,624,631

		TOTAL NET ASSETS — 100.0%	$1,768,966,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

The IVA International Fund had the following forward foreign currency contracts open at December 31, 2010:

Foreign Currency	Counterparty	Settlement Date	Local Currency Amount		USD Equivalent	USD Value at December 31, 2010	Net Unrealized Appreciation / (Depreciation)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	3/11/2011	AUD	3,657,000	$3,563,579	$3,710,126	$(146,547)
British pound	State Street Bank & Trust Co.	3/11/2011	GBP	10,954,000	$17,258,136	$17,069,772	188,364
Euro	State Street Bank & Trust Co.	3/11/2011	EUR	91,585,000	$121,044,798	$122,358,409	(1,313,611)
Japanese yen	State Street Bank & Trust Co.	3/11/2011	JPY	12,161,032,000	$144,641,410	$149,885,896	(5,244,486)
South Korean won	State Street Bank & Trust Co.	1/7/2011	KRW	33,688,595,000	$29,046,973	$29,679,466	(632,493)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(7,148,773)

The IVA International Fund had the following futures contracts open at December 31, 2010:

	Number of Contracts	Expiration Date	USD Market Value of Instruments Underlying the Contracts	Net Unrealized Depreciation

Contracts to Sell:
Japanese Government 10-Year Bond	95	3/10/2011	$164,527,035	($1,152,223)

Abbreviations used in this schedule:
ADR - American Depositary Receipt
AUD - Australian dollar
CAD - Canadian dollar
EUR - euro
GBP - British pound
HKD - Hong Kong dollar
JPY - Japanese yen
KRW - South Korean won
SGD - Singapore dollar
TWD - Taiwan dollar
USD - United States dollar

(a)	Non-income producing investment.
(b)
Security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional Information.

Schedule of Affiliates

Security	Shares Held at September 30, 2010	Shares Purchased	Shares Held at December 31, 2010	Value at December 31, 2010	Dividend Income

Securidev SA	182,918	—	182,918	$6,157,275	—
Icom Inc.	683,600	93,300	776,900	21,290,830	—

Total				$27,448,105	—

(c)	Security is deemed illiquid. As of December 31, 2010, the value of this security amounted to 0.1% of net assets.
(d)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund
December 31, 2010

Sector/Industry Breakdown (As a Percent of Total Investments):

Industrials	16.4%
Consumer Staples	12.7%
Consumer Discretionary	10.8%
Telecommunication Services	8.5%
Foreign Government Bonds	5.2%
Gold	5.0%
Technology	4.4%
Energy	4.0%
Health Care	3.4%
Holding Company	3.3%
Financials	2.2%
Utilities	1.9%
Materials	1.0%
Real Estate	0.8%
Short-Term Investments	20.4%

Total Investments	100.0%

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. — The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of Officers of International Value Advisers, LLC (the “Adviser”) to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices

Notes to Schedules of Investments (unaudited)	IVA Funds

that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. — The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures. ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

ASSETS
Common stocks(a):
Foreign	$2,794,877,152	$1,943,695	—	$2,796,820,847
United States	2,232,327,732	—	—	2,232,327,732
Corporate notes & bonds(a)	—	574,082,582	—	574,082,582
Commercial mortgage backed securities	—	6,511,879	—	6,511,879
Foreign government bonds(a)	—	321,922,956	—	321,922,956
Commodities	335,776,754	—	—	335,776,754
Short-term investments(a)	—	1,152,850,351	—	1,152,850,351
Unrealized appreciation on open futures contracts	12,719,597	—	—	12,719,597

Total assets	$5,375,701,235	$2,057,311,463	—	$7,433,012,698

LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$(23,443,342)	—	$(23,443,342)
Unrealized depreciation on open futures contracts	$(4,984,880)	—	—	(4,984,880)

Total liabilities	$(4,984,880)	$(23,443,342)	—	$(28,428,222)

(a)	See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

ASSETS
Common stocks(a):
Foreign	$1,145,928,793	$1,774,782	—	$1,147,703,575
Corporate notes & bonds(a)	—	76,655,012	—	76,655,012
Foreign government bonds(a)	—	92,074,047	—	92,074,047
Commodities	88,935,595	—	—	88,935,595
Short-term investments(a)	—	360,973,417	—	360,973,417

Total assets	$1,234,864,388	$531,477,258	—	$1,766,341,646

LIABILITIES
Unrealized depreciation on open forward foreign currency contracts	—	$(7,148,773)	—	$(7,148,773)
Unrealized depreciation on open futures contracts	$(1,152,223)	—	—	(1,152,223)

Total liabilities	$(1,152,223)	$(7,148,773)	—	$(8,300,996)

(a)	See Schedule of Investments for additional detailed categorization.

For the period ended December 31, 2010, the Funds had no significant assets or liabilities transferred between levels of the fair value hierarchy.

Portfolio Transactions. — Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. — Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 — Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is presented on a book basis for each of the Fund’s investments as of December 31, 2010.

	Worldwide Fund	International Fund

Cost basis of investments	$6,562,294,228	$1,560,831,962
Gross unrealized appreciation	$876,639,765	$210,495,465
Gross unrealized depreciation	(18,640,892)	(4,985,781)

Net unrealized appreciation	$857,998,873	$205,509,684

Note 3 — Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. For the three months ended December 31, 2010, these instruments included futures and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risk.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about an entity’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the Worldwide Fund’s derivative instruments categorized by risk exposure at December 31, 2010.

Risk-Type Category	Unrealized Depreciation on Open Forward Foreign Currency Contracts	Unrealized Appreciation on Open Futures Contracts	Unrealized Depreciation on Open Futures Contracts	Total

Interest rate contracts	—	$12,719,597	$(4,984,880)	$7,734,717
Foreign exchange contracts	$(23,443,342)	—	—	(23,443,342)

Total	$(23,443,342)	$12,719,597	$(4,984,880)	$(15,708,625)

The following is a summary of the International Fund’s derivative instruments categorized by risk exposure at December 31, 2010.

Risk-Type Category	Unrealized Depreciation on Open Forward Foreign Currency Contracts	Unrealized Depreciation on Open Futures Contracts	Total

Interest rate contracts	—	$(1,152,223)	$(1,152,223)
Foreign exchange contracts	$(7,148,773)	—	(7,148,773)

Total	$(7,148,773)	$(1,152,223)	$(8,300,996)

Item 2.       Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2011

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2011